CONSOLIDATED BALANCE SHEETS (Q2) (Parenthetical) - $ / shares	Jun. 30, 2022	Jun. 14, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par or stated value per share (in dollars per share)	$ 0.0001		$ 0.0001		$ 0.001
Common stock, shares authorized (in shares)	300,000,000	300,000,000	22,764,527		38,395,870
Common stock, shares, issued (in shares)	25,290,270	25,290,270	17,862,108	17,767,555	13,200,875
Common stock, shares, outstanding (in shares)	25,290,270	25,290,270	17,862,108	17,767,555	13,200,875